Fair Value Measurements - Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investments:
Available-for-sale investments	$ 72	$ 70
Derivative assets	2,785	3,093
Derivative liabilities	(2,499)	(3,057)
Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments	81	90
Derivative assets	2,785	3,093
Total	2,866	3,183
Derivative liabilities	(2,499)	(3,057)
Total	(2,499)	(3,057)
Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments	63	59
Fair Value Measurements Recurring [Member] | Guaranteed Investment Contracts [Member]
Available-for-sale investments:
Available-for-sale investments	9	20
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	9	11
Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,546	1,733
Derivative liabilities	(209)	(270)
Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,235	1,359
Derivative liabilities	(136)	(243)
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative assets	4	1
Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(2,154)	(2,544)
Level 2 [Member] | Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments	81	90
Derivative assets	1,492	1,689
Total	1,573	1,779
Derivative liabilities	(2,190)	(2,635)
Total	(2,190)	(2,635)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments	63	59
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Guaranteed Investment Contracts [Member]
Available-for-sale investments:
Available-for-sale investments	9	20
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	9	11
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,444	1,550
Derivative liabilities	(34)	(47)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	48	139
Derivative liabilities	(2)	(44)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(2,154)	(2,544)
Level 3 [Member] | Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Derivative assets	1,293	1,404
Total	1,293	1,404
Derivative liabilities	(309)	(422)
Total	(309)	(422)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	102	183
Derivative liabilities	(175)	(223)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,187	1,220
Derivative liabilities	(134)	(199)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative assets	$ 4	$ 1